UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    5/10/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 46

Form 13F Information Value Total (thousands):     $318,354

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                          Title of                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer              Class            CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------              -----            -----    --------    -------    ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories         COM               2824100    531           15046  SH         SOLE                0       0       15046
Accenture PLC Ireland       SHS CL A        G1151C101    251            3300  SH         SOLE                0       0        3300
AFLAC Inc.                  COM               1055102    375            7213  SH         SOLE                0       0        7213
Amgen, Inc.                 COM              31162100   1443           14075  SH         SOLE                0       0       14075
Berkshire Hathaway Inc.     CL B             84670207    377            3615  SH         SOLE                0       0        3615
Bio-Reference Lab           COM $.01 NEW    09057G602  12046          463680  SH         SOLE                0       0      463680
Coach Inc.                  COM             189754104  12923          258509  SH         SOLE                0       0      258509
Coca Cola                   COM             191216100    809           20000  SH         SOLE                0       0       20000
Colgate-Palmolive           COM             194162103    700            5929  SH         SOLE                0       0        5929
ConocoPhilips               COM             20825C104    411            6831  SH         SOLE                0       0        6831
eBay Inc.                   COM             278642103  21524          396967  SH         SOLE                0       0      396967
Emerson                     COM             291011104    518            9267  SH         SOLE                0       0        9267
Exxon Mobil Corp.           COM             30231G102   1279           14189  SH         SOLE                0       0       14189
Factset Research Sys        COM             303075105  11646          125767  SH         SOLE                0       0      125767
Fastenal Co.                COM             311900104   1129           22000  SH         SOLE                0       0       22000
First Financial Bancorp     COM             320209109   6309          393069  SH         SOLE                0       0      393069
Franklin Resources          COM             354613101   5161           34225  SH         SOLE                0       0       34225
Genpact Ltd.                SHS             G3922B107  11568          635970  SH         SOLE                0       0      635970
Gilead Sciences Inc.        COM             375558103  20079          410271  SH         SOLE                0       0      410271
HCC Insurance Holdings      COM             404132102  12703          302240  SH         SOLE                0       0      302240
Int'l Bus. Machines         COM             459200101   1383            6486  SH         SOLE                0       0        6486
J P Morgan & Co Inc.        COM             46625H100    332            6993  SH         SOLE                0       0        6993
Johnson & Johnson           COM             478160104    293            3597  SH         SOLE                0       0        3597
McDonald's Corporati        COM             580135101   1495           15000  SH         SOLE                0       0       15000
Medtronic Inc.              COM             585055106    758           16147  SH         SOLE                0       0       16147
Neogen Corp.                COM             640491106    279            5625  SH         SOLE                0       0        5625
Norfolk Southern Cor        COM             655844108    287            3717  SH         SOLE                0       0        3717
Northern Trust Corp;        COM             665859104    655           12000  SH         SOLE                0       0       12000
O Reilly Automotive Inc.    COM             686091109  15056          146978  SH         SOLE                0       0      146978
Philip Morris Intl Inc      COM             718172109    474            5114  SH         SOLE                0       0        5114
Phillips 66 Com             COM             718546104    234            3340  SH         SOLE                0       0        3340
Praxair Inc.                COM             74005P104  15179          136087  SH         SOLE                0       0      136087
Precision Castparts         COM             740189105  14796           78028  SH         SOLE                0       0       78028
Procter & Gamble            COM             742718109   2927           37989  SH         SOLE                0       0       37989
Qualcomm Inc.               COM             747525103  14850          221838  SH         SOLE                0       0      221838
Reinsurance Group of
 America                    COM NEW         759351604  11373          190603  SH         SOLE                0       0      190603
Rockwell Medical            COM             774374102    103           26108  SH         SOLE                0       0       26108
Roper Industries Inc.       COM             776696106  18772          147455  SH         SOLE                0       0      147455
S&P Depository Receipts     UNIT SER 1 S&P  78462F103   2778           17732  SH         SOLE                0       0       17732
Shire plc                   SPONSORED ADR   82481R106  12397          135690  SH         SOLE                0       0      135690
T Rowe Price Group Inc.     COM             74144T108  11435          152728  SH         SOLE                0       0      152728
Tractor Supply Co.          COM             892356106  13901          133496  SH         SOLE                0       0      133496
Union Pacific Corp.         COM             907818108    279            1956  SH         SOLE                0       0        1956
Varian Medical Systems
 Inc.                       COM             92220P105  16947          235370  SH         SOLE                0       0      235370
Visa Inc.                   COM CL A        92826C839  24789          145955  SH         SOLE                0       0      145955
Waters Corp.                COM             941848103  14801          157610  SH         SOLE                0       0      157610